PENSION PLAN - Expense Recognized in Earnings (Details) - Registered Plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 24	$ 28
Interest on obligation	8	8
Interest on plan assets	(9)	(6)
Pension plan expense	23	30
Operating expenses
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	11	16
General and administrative expense
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	$ 12	$ 14